Deposits (Schedule Of Time Deposits, By Contractual Maturity) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Abstract]
Within three months	$ 93,800,169	$ 59,635,580	$ 63,785,047
Over three to twelve months	124,512,418	71,565,952	82,433,333
Over one to three years	102,217,412	52,512,370	42,526,579
Over three to five years	15,538,744	8,816,585	5,715,655
Time deposits	$ 336,068,743	$ 192,530,487	$ 194,460,614